Document and Entity Information	Apr. 28, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 28, 2017
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	Apr. 28, 2017
Prospectus Date	Oct. 28, 2016
Bridge Builder Core Plus Bond Fund | Bridge Builder Core Plus Bond Fund
Prospectus:
Trading Symbol	BBCPX